Annual Total Returns - Fidelity Series High Income Fund [BarChart] - 04.30 Fidelity Series High Income Fund Series PRO-09 - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return 2012	15.71%
Annual Return 2013	7.01%
Annual Return 2014	1.60%
Annual Return 2015	(6.30%)
Annual Return 2016	16.40%
Annual Return 2017	9.36%
Annual Return 2018	(2.17%)
Annual Return 2019	15.16%
Annual Return 2020	4.54%
Annual Return 2021	6.44%